ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued expenses and other liabilities consist of the following:

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Accrued operating expenses	1,145	898
Deposits	204	224
Advances from customers	323	772
GST payables	5	19
Margin call *	–	164
Unrealized losses on commodity future contracts, at fair value	14	–
Other payables – Related parties **	545	324
	2,236	2,401

*	Margin call represents unsettled commissions fee and realized losses on commodity future contracts placed with StoneX Financial Ltd. for the purpose of managing the Company’s commodity price risk (Note 14).
**	The amounts due to related parties are unsecured, free of interest and repayable on demand, including:
1)	Advances of US$202,317 from a related party, which were free of interest and fully repaid on August 22, 2025; and
2)	Payables to the Company’s overseas office, which is a related party, represented certain expenses paid by the overseas office on behalf of the Company in the normal course of its operation.